Unaudited Condensed Consolidated Statement of Operations - USD ($)	3 Months Ended		5 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
General and administrative expenses	$ 245,345			$ 628,161
Loss from operations	(245,345)		$ (168,829)	(628,161)
Interest earned on marketable securities held in Trust Account	4,110		20,078	21,124
Change in fair value of warrant liabilities	(2,801,332)		(3,883,670)	(445,662)
Total other income (expense)	(2,797,222)		(4,054,704)	(424,538)
Net income (loss)	(3,042,567)		(4,223,533)	(1,052,699)
Other comprehensive income (loss)
Operating and formation costs			168,829
Offering expense associated with warrants recorded as liabilities			$ (191,112)
Ambulnz, Inc.
General and administrative expenses	15,976,151	$ 8,082,747		27,797,606	$ 15,531,662	$ 34,913,395	$ 25,364,548
Loss from operations	258,759	(1,712,507)		(1,615,198)	(7,747,979)	(14,757,683)	(20,762,734)
Interest income (expense), net	(130,129)	(18,312)		(245,138)	(993)	(204,632)	(545,872)
Total other income (expense)	(157,859)	9,420		(272,868)	8,937	125,914	(428,276)
Gain or (loss) on disposal of fixed assets	(27,730)	27,732		(27,730)	9,930	30,546	(1,895)
Net income (loss)	102,007	(1,714,087)		(1,896,989)	(7,751,246)	(14,799,212)	(21,238,042)
Other income						300,000	119,491
Net income (loss) before income tax (expense) benefit	100,900	(1,703,087)		(1,888,066)	(7,739,042)	(14,631,769)	(21,191,010)
Income tax (expense) benefit	1,107	(11,000)		(8,923)	(12,204)	(167,443)	(47,032)
Revenue, net	62,185,997	22,536,729		111,555,391	35,913,821	94,090,658	48,299,112
Expenses:
Cost of revenues (exclusive of depreciation and amortization, which is shown separately below)	41,023,082	13,955,565		76,883,824	23,686,674	62,743,607	35,109,591
Operating expenses:
Depreciation and amortization	1,897,051	1,350,024		3,494,727	2,695,682	5,507,655	4,182,271
Legal and regulatory	1,176,711	704,708		1,833,369	1,334,842	3,747,865	1,813,574
Technology and development	664,882	118,845		1,126,282	182,461	1,189,583	1,221,453
Sales, advertising and marketing	1,189,361	37,347		2,034,781	230,479	746,236	1,370,409
Total expenses	61,927,238	24,249,236		113,170,589	43,661,800	108,848,341	69,061,846
Other income (expenses)
Net income (loss) attributable to noncontrolling interests	1,748,223	333,213		1,427,591	(281,828)	(439,268)	(1,028,001)
Net loss attributable to stockholders of Ambulnz, Inc. and Subsidiaries	(1,646,216)	(2,047,300)		(3,324,580)	(7,469,418)	(14,359,944)	(20,210,041)
Other comprehensive income (loss)
Foreign currency translation adjustment	94,655	(83,924)		102,653	182,129	196,345	(246,279)
Total comprehensive loss	$ (1,551,561)	$ (2,131,224)		$ (3,221,927)	$ (7,287,289)	$ (14,163,599)	$ (20,456,320)
Net loss per shares attributable to Ambulnz, Inc. and Subsidiaries – Basic (in Dollars per share)	$ (18.19)	$ (22.62)		$ (36.73)	$ (82.53)	$ (158.72)	$ (215.98)
Weighted-average shares outstanding – Basic (in Shares)	90,505	90,505		90,505	90,505	90,476	93,572
Net loss per share attributable to Ambulnz, Inc. and Subsidiaries – Diluted (in Dollars per share)	$ (18.19)	$ (22.62)		$ (36.73)	$ (82.53)	$ (158.72)	$ (215.98)
Weighted-average shares outstanding – Diluted (in Shares)	90,505	90,505		90,505	90,505	90,476	93,572
Class A Common Stock
Weighted average number of common shares outstanding, basic and diluted (in Shares)	11,500,000		11,500,000	11,500,000
Basic and diluted net loss per common share (in Dollars per share)	$ 0.00		$ 0.00	$ 0.00
Class B Common Stock
Weighted average number of common shares outstanding, basic and diluted (in Shares)	2,875,000		2,875,000	2,875,000
Basic and diluted net loss per common share (in Dollars per share)	$ (1.06)		$ (1.48)	$ (0.37)
Other income (expenses)
Net income (loss) attributable to noncontrolling interests			$ 4,243,607
Net loss attributable to stockholders of Ambulnz, Inc. and Subsidiaries	$ (3,042,567)			$ (1,052,699)